SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Earnings per share (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Outstanding warrants
Antidilutive securities excluded from diluted computation
Antidilutive securities	3,368,820		3,368,820		715,137,600
Outstanding warrants | ADS
Antidilutive securities excluded from diluted computation
Antidilutive securities	309,114		309,114		143,028
Warrants
Antidilutive securities excluded from diluted computation
Antidilutive securities		40,247		40,247	6,288,605,600
Warrants | ADS
Antidilutive securities excluded from diluted computation
Antidilutive securities		5,183		5,183	1,257,722